Expense Example	Apr. 30, 2026 USD ($)
Segall Bryant & Hamill Small Cap Value Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	1,543
Segall Bryant & Hamill Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
Segall Bryant & Hamill Small Cap Growth Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Segall Bryant & Hamill Small Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Segall Bryant & Hamill Small Cap Core Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	725
Expense Example, with Redemption, 5 Years	1,360
Expense Example, with Redemption, 10 Years	3,070
Segall Bryant & Hamill Small Cap Core Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,352
Segall Bryant & Hamill All Cap Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	2,314
Segall Bryant & Hamill All Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,178
Segall Bryant & Hamill Emerging Markets Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	1,041
Expense Example, with Redemption, 10 Years	2,355
Segall Bryant & Hamill Emerging Markets Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,929
Segall Bryant & Hamill International Small Cap Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	2,067
Segall Bryant & Hamill International Small Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,742
Segall Bryant & Hamill International Equity Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	1,107
Expense Example, with Redemption, 5 Years	2,117
Expense Example, with Redemption, 10 Years	4,657
Segall Bryant & Hamill International Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	1,070
Expense Example, with Redemption, 5 Years	2,060
Expense Example, with Redemption, 10 Years	4,559
Segall Bryant & Hamill Global All Cap Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,749
Segall Bryant & Hamill Global All Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	785
Expense Example, with Redemption, 10 Years	1,811
Segall Bryant & Hamill Plus Bond Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	856
Segall Bryant & Hamill Plus Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	675
Segall Bryant & Hamill Quality High Yield Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,265
Segall Bryant & Hamill Quality High Yield Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,057
Segall Bryant & Hamill Municipal Opportunities Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,030
Segall Bryant & Hamill Municipal Opportunities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	752
Segall Bryant & Hamill Colorado Tax Free Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	888
Segall Bryant & Hamill Colorado Tax Free Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	696
Barrett Growth Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,726
Barrett Opportunity Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,798
Segall Bryant & Hamill Select Equity ETF | Segall Bryant & Hamill Select Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	$ 833